SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Change in estimate useful life of certain machinery and electronic equipment (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Change in Accounting Estimate [Line Items]
Depreciation expense			¥ 465,874	$ 66,919	¥ 437,139	¥ 347,567
Net loss			¥ (219,068)	$ (31,467)	¥ (508,391)	¥ (1,228,060)
Basic loss per share (in dollars per share) | (per share)			¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Diluted loss per share (in dollars per share) | (per share)			¥ (0.52)	$ (0.07)	¥ (1.32)	¥ (8.28)
Machinery and electronic equipment | Estimate useful life
Change in Accounting Estimate [Line Items]
Estimated useful life	10 years	5 years
Depreciation expense			¥ (94,984)	$ (13,644)
Net loss			¥ (94,984)	$ (13,644)
Basic loss per share (in dollars per share) | (per share)			¥ (0.24)	$ (0.03)
Diluted loss per share (in dollars per share) | (per share)			¥ (0.24)	$ (0.03)